Equity Investments - Schedule of Equity Investments (Details) - USD ($) $ in Millions	Sep. 30, 2026	Mar. 31, 2026
Investments, All Other Investments [Abstract]
Equity method investments under fair value option	$ 157	$ 148
Equity investments in publicly listed companies	243	96
Equity method investments under equity method	13	13
Non-marketable equity securities	186	130
Total equity investments	$ 599	$ 387